Collaboration and License Agreements - Summary of Reconciliation of Deferred Revenue Related to Collaboration Agreement (Detail) - Predecessor Company [Member] - Collaborative Arrangement [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Balance	$ 12,890	$ 26,691
Cumulative effect of adoption of accounting standard		1,299
Additions to deferred revenue	8,826	18,486
Revenue recognized	$ (21,716)	(33,586)
Balance		$ 12,890